Value Equity Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Value Equity Index Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	14.15%	14.04%	11.68%